Land Use Rights, Net	12 Months Ended
Dec. 31, 2020
Land Use Rights Net [Abstract]
LAND USE RIGHTS, NET

Note 8 – LAND USE RIGHTS, NET

As of December 31, 2020 and 2019, land use rights consisted of the following:

	December 31, 2020	December 31, 2019
Cost	$2,304,068	$2,158,848
Less: accumulated amortization	(210,195)	(150,752)
Land use rights, net	$2,093,873	$2,008,096

Amortization expense for the years ended December 31, 2020, 2019 and 2018 was $43,594, $43,549, and $45,994, respectively.